LOSS PER SHARE	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
LOSS PER SHARE

NOTE 20: LOSS PER SHARE

Basic and diluted net loss per share is calculated as follows:

	Unaudited Six Months Ended
In thousands, except per share data	June 30, 2022	June 30, 2021
Numerator:
Net loss	$(94,973)	$(12,580)
Denominator:
Weighted average number of common shares - basic and diluted	19,125	15,018
Net loss per ordinary share:
Basic and diluted	$(4.97)	$(0.84)